Warrants - Schedule of Activity of the Warrants (Details) - Warrants [Member] - $ / shares			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activity of the Warrants [Line Items]
Number of Warrants, Outstanding	25,730		25,730	25,730
Weighted Average Exercise Price, Outstanding	$ 50		$ 50	$ 50
Weighted Average Remaining Life (Years), Outstanding	2 years 10 months 6 days		1 year 10 months 6 days
Number of Warrants, Exercisable			25,730
Weighted Average Exercise Price, Exercisable	$ 50		$ 50	$ 50
Weighted Average Remaining Life (Years), Exercisable			1 year 10 months 6 days
Number of Warrants, Grant				25,730
Weighted Average Exercise Price, Grant				$ 50
Weighted Average Remaining Life (Years), Grant				2 years 6 months 7 days
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled